Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of segment information for the reportable segments

	Six Months Ended June 30,2020
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,747	83,056	5,205	10,757	99,018	—	106,765
Interest income	114	34	11	26	71	1,732	1,917
Equity in earnings of equity investees, net of tax	68	23,992	6,306	—	30,298	—	30,366
Segment operating (loss)/profit	(73,377)	28,612	7,183	1,553	37,348	(9,674)	(45,703)
Interest expense	—	—	—	—	—	511	511
Income tax expense	312	(137)	66	227	156	1,564	2,032
Net (loss)/income attributable to the Company	(73,608)	28,879	5,903	691	35,473	(11,559)	(49,694)
Depreciation/amortization	2,687	87	10	44	141	95	2,923
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,262	79	59	2	140	13	4,415

	June 30, 2020
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Total assets	77,662	138,805	35,067	13,269	187,141	260,759	525,562
Property, plant and equipment	19,568	394	60	257	711	562	20,841
Right-of-use assets	2,697	1,901	50	234	2,185	401	5,283
Leasehold land	1,084	—	—	—	—	—	1,084
Goodwill	—	2,681	407	—	3,088	—	3,088
Other intangible asset	—	241	—	—	241	—	241
Investments in equity investees	512	78,289	28,165	—	106,454	—	106,966

	Six Months Ended June 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,308	77,327	6,192	11,370	94,889	—	102,197
Interest income	205	30	16	2	48	2,808	3,061
Equity in earnings of equity investees, net of tax	176	21,027	6,105	—	27,132	—	27,308
Segment operating (loss)/profit	(67,179)	26,577	6,585	973	34,135	(7,261)	(40,305)
Interest expense	—	—	—	—	—	688	688
Income tax expense	120	624	138	142	904	1,438	2,462
Net (loss)/income attributable to the Company	(67,133)	25,135	5,542	385	31,062	(9,298)	(45,369)
Depreciation/amortization	2,191	80	11	45	136	78	2,405
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,300	2,624	9	3	2,636	7	5,943

	December 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Total assets	97,784	131,881	27,354	12,469	171,704	195,634	465,122
Property, plant and equipment	19,422	424	65	300	789	644	20,855
Right-of-use assets	2,445	2,102	15	349	2,466	605	5,516
Leasehold land	1,110	—	—	—	—	—	1,110
Goodwill	—	2,705	407	—	3,112	—	3,112
Other intangible asset	—	275	—	—	275	—	275
Investments in equity investees	447	76,226	22,271	—	98,497	—	98,944

Schedule of reconciliation of segment operating loss to net loss

	Six Months Ended
	June 30,
	2020	2019

	(in US$’000)
Segment operating loss	(45,703)	(40,305)
Interest expense	(511)	(688)
Income tax expense	(2,032)	(2,462)
Net loss	(48,246)	(43,455)